SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended
		Jul. 29, 2022	Jun. 02, 2022	Mar. 31, 2022	Jan. 28, 2022	Sep. 13, 2018	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Nov. 22, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Shares issued, value	[1]						$ 25,100
Seamless Group Inc [Member]
Business Acquisition [Line Items]
Payments of dividends								$ 1,912,014
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Restricted stock issued during period, shares						2,591,543
Share based options awarde						978,397
Exercise price of share option						$ 12.87
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Business Acquisition [Line Items]
Ownership percentage											51.00%
Subsequent Event [Member] | Seamless Group Inc [Member] | 2022 Incentive Plan [Member]
Business Acquisition [Line Items]
Restricted stock issued during period, shares		6,093,000
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Common stock, dividends, per share, declared				$ 14.2094	$ 14.2213
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | Seamless Group Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued, value				$ 2,379,259	$ 2,381,242
Payments of dividends				$ 951,704	$ 952,497
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | RM [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Common stock, dividends, per share, declared				$ 59.7223	$ 59.7223
Subsequent Event [Member] | Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Shares issued, value			$ 1,000,000
Stock Issued During Period, Shares, New Issues			5,000
Shares issued, each tranche			1,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Amount of additional deposit funds										$ 2,999,982
Subsequent Event [Member] | First Tranche [Member] | Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Business Acquisition [Line Items]
Ownership percentage			51.43%
Subsequent Event [Member] | First Tranche [Member] | Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Shares issued, value			$ 200,000
Stock Issued During Period, Shares, New Issues			1,000

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.